FINANCIAL ASSETS (Table)	12 Months Ended
Jun. 30, 2018
Financial assets other [abstract]
Financial assets other	24 FINANCIAL ASSETS
Amounts in R million	Note	2018	2017

Investments in other entities	24.1	9.4	8.8
Long-term receivable	24.2	19.3	-
Total financial assets		28.7	8.8

Investment in other entities
24.1	INVESTMENTS IN OTHER ENTITIES

	Amounts in R million	Shares held	% held	2018	2017

	Listed investments (Fair value hierarchy Level 1):			9.2	8.6
	West Wits Mining Limited ("WWM")	47 812 500	6.7%	9.2	8.6

	Unlisted investments (Fair value hierarchy Level 3):			0.2	0.2
	Rand Refinery Proprietary Limited ("Rand Refinery") (a)	44 438	11.0%	-	-
	Guardrisk Insurance Company Limited (Cell Captive A170) (b)	20	#	0.1	0.1
	Chamber of Mines Building Company Proprietary Limited	30 160	3.0%	0.1	0.1
	Rand Mutual Assurance Company Limited	1	#	-	-

				9.4	8.8
	Fair value adjustment on available for sale financial assets recognised in OCI			0.6	(0.3)
	# Represents a less than 1% shareholding.
	(b) Class A 170 shares are held in Guardrisk Insurance Company Limited that entitles the holder to 100% of the residual net equity of the Cell Captive A 170 after settlement of the reimbursive right.